Filed pursuant to Rule 497(a)
Registration No. 333-223482

Rule 482ad

[TEXT OF COMMUNICATION SENT VIA BLOOMBERG]

Ares Capital Corporation (“ARCC”) has asked BofA Merrill Lynch to arrange a series of fixed income investor calls commencing on Thursday, May 2nd, 2019 and continuing through Friday, May 3rd, 2019. BofA Merrill Lynch is coordinating logistics. A capital markets transaction may follow, subject to market conditions.

Schedule:

Thursday, May 2nd, 2019:

•                  1:00PM ET — 2:00PM ET

•                  2:00PM ET — 3:00PM ET

•                  3:00PM ET — 4:00PM ET

Friday, May 3rd, 2019:

•                  9:00AM ET — 10:00AM ET

•                  10:00AM ET — 11:00AM ET

•                  11:00AM ET — 12:00PM ET

Attendees:

•                  Kipp deVeer: CEO

•                  Mitch Goldstein: Co-President

•                  Michael Smith: Co-President

•                  Penni Roll: CFO

•                  Scott Lem: CAO and Treasurer

•                  John Stilmar: Investor Relations

Investors are advised to carefully consider the investment objectives, risks, charges and expenses of ARCC before investing. When available, a preliminary prospectus supplement, together with an accompanying prospectus, will be filed with the Securities and Exchange Commission, which will contain this and other information about ARCC and should be read carefully before investing.

The information in any preliminary prospectus supplement and an accompanying prospectus, when available, and in this announcement is not complete and may be changed. Any preliminary prospectus supplement and an accompanying prospectus, when available, and this announcement are not offers to sell any securities of ARCC and are not soliciting an offer to buy such securities in any state or jurisdiction where such offer and sale is not permitted.

ARCC’s shelf registration statement is on file with and has been declared effective by the Securities and Exchange Commission. Any offering of ARCC’s securities may be made only by means of a preliminary prospectus supplement and an accompanying prospectus. When available, copies may be obtained from Merrill Lynch, Pierce, Fenner & Smith Incorporated, tel. no.: 1-800-294-1322.

ANY DISCLAIMER OR OTHER NOTICE THAT MAY APPEAR BELOW IS NOT APPLICABLE TO THIS COMMUNICATION AND SHOULD BE DISREGARDED. SUCH DISCLAIMER OR NOTICE WAS AUTOMATICALLY GENERATED AS A RESULT OF THIS COMMUNICATION BEING SENT VIA BLOOMBERG OR ANOTHER EMAIL SYSTEM.